Income taxes (Details Narrative) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Income Tax Expense (Benefit)	$ 138	$ 345	$ 840	$ 157	$ (1,242)	$ (71,000)	$ 267	$ (603,000)
Deferred tax income	(1,700)		(1,500)
Deferred tax expense	$ (1,693)	$ 435	$ (1,470)	$ (609)		$ 1,313,000		$ 336,000
Income tax expense (benefit) at federal statutory rate			15.00%	11.50%	15.00%	15.00%	11.50%	11.50%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				21.00%	26.50%	26.50%	26.50%	26.50%
Effective tax rate				1.00%
Net operating loss carryforwards						$ 9,600,000		$ 3,900,000
Accrued interest and penalties						$ 0		$ 0
Income tax examination, description					The Company is subject to income taxes in Canada. With few exceptions, the tax years that remain subject to examination as of September 30, 2024, are 2020 to 2024 in Canada.	The Company is subject to income taxes in Canada. With few exceptions, the tax years that remain subject to examination as of September 30, 2024, are 2020 to 2024 in Canada.
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards						$ 37,100,000